Subsequent Events (Details) - Subsequent events - USD ($) $ / shares in Units, $ in Millions	Feb. 28, 2020	Feb. 11, 2020
Subsequent Event [Line Items]
Cash dividend per share		$ 0.05
Cash dividend	$ 1.7